Nature of business and organization (Details Narrative)	1 Months Ended					12 Months Ended
	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Nov. 15, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
common stock shares outstanding						17,547,118	17,145,000
Total consideration				$ 1,500,000	¥ 10,500,000
Deposits								$ 465,460	¥ 160,000
Due to related party						$ 324,337	$ 188,202	$ 1,082,000	¥ 7,340,000
Sale of Stock, Number of Shares Issued in Transaction			130,000
Sale of Stock, Price Per Share | $ / shares			$ 2.00
Subsequent Event [Member]
Sale of Stock, Number of Shares Issued in Transaction	20,000	100,000
Sale of Stock, Price Per Share | $ / shares	$ 4.00	$ 4.00
Zhong Yuan Investment [Member]
Percentage of holding						100.00%
Number of shares exchanged						161,500,000
common stock shares outstanding							170,000,000
Percentage of shares Outstanding						95.00%
China Bio [Member]
Percentage of holding						100.00%
BF Beijing [Member]
Cash consideration | $						$ 1,351,500